Award Timing Disclosure	12 Months Ended
Dec. 27, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock options were eliminated from the mix of awards granted to all of our employees in 2020. The Human Capital Committee generally reviews and approves the annual compensation for our employees in the first quarter of the applicable fiscal year, and grants our employees annual equity awards in the second quarter of such fiscal year. We intend to continue to follow this equity award grant timing for future fiscal years.
We do not take material non-public information (“MNPI”) into account when determining the timing and terms of equity awards, and we have never had a practice of doing so. We have never timed, and do not plan to time, the release of MNPI for the purpose of affecting the value of executive compensation. Further, our equity award accounting complies with U.S. GAAP and is transparently disclosed in our applicable SEC filings.
The size of equity awards to each of our NEOs reflects the relative market-rate for an executive officer, taking into account, among other factors, an officer’s role and responsibilities, the competitive market for executive officers, and the size, value, and vesting status of existing equity awards at the time each equity award grant is issued. The market for executive officers is competitive, therefore our Board relies on several factors to assess the competitiveness of the market including input from its Compensation Consultant, which includes peer group data, along with our directors’ own experiences in recruiting and retaining qualified executive officers.
The outcome of the award-setting process results in a gross dollar value, or target value, for each of the RSUs and PSUs, approved by the Committee to be granted to each NEO. To determine the total number of RSUs and PSUs to be granted, the target value granted to each NEO is divided by the closing price of our ordinary shares on the grant date.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false